Convertible Preferred Stock - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 11, 2019	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2018
Preferred Stock | Minimum [Member]
Temporary Equity And Stockholders Equity [Line Items]
Convertible preferred stock issued, price per share		$ 15.067		$ 15.067
Aggregate gross proceeds from issuance of common stock				$ 30,000,000
Private Placement [Member]
Temporary Equity And Stockholders Equity [Line Items]
Share of Convertible preferred stock issued	588,235
Private Placement [Member] | Maximum [Member]
Temporary Equity And Stockholders Equity [Line Items]
Common stock available for purchase for Series D investor		10,000,000		10,000,000
Series C Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Equity [Line Items]
Net proceed from issuance of convertible preferred stock			$ 34,900,000
Convertible preferred stock issued, price per share		$ 12.32176	$ 12.32176	$ 12.32176
Share of Convertible preferred stock issued			2,840,504
Convertible preferred stock issued, conversion price per share				12.32176
Preferred stock, liquidation preference per share		12.32176		12.32176
Dividends payable, amount per share		$ 0.98576		0.98576
Series D Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Equity [Line Items]
Net proceed from issuance of convertible preferred stock		$ 15,000,000
Convertible preferred stock issued, price per share		$ 13.75379		13.75379
Share of Convertible preferred stock issued		1,090,608
Convertible preferred stock issued, conversion price per share				13.75379
Preferred stock, liquidation preference per share		$ 13.75379		13.75379
Dividends payable, amount per share		1.10044		1.10044
Series A- Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Equity [Line Items]
Convertible preferred stock issued, price per share		2.8304		2.8304
Convertible preferred stock issued, conversion price per share				2.8304
Preferred stock, liquidation preference per share		2.8304		2.8304
Dividends payable, amount per share		$ 0.22643		0.22643
Series A- 1 Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Equity [Line Items]
Net proceed from issuance of convertible preferred stock		$ 100,000
Share of Convertible preferred stock issued		69,675
Convertible preferred stock issued, fair value per share		$ 5.978
Convertible preferred stock issued, price per share		3.09636		3.09636
Convertible preferred stock issued, conversion price per share				3.09636
Preferred stock, liquidation preference per share		3.09636		3.09636
Dividends payable, amount per share		$ 0.24766		0.24766
Series A- 1 Convertible Preferred Stock [Member] | Payment In Cash [Member]
Temporary Equity And Stockholders Equity [Line Items]
Share of Convertible preferred stock issued		32,498
Series A- 1 Convertible Preferred Stock [Member] | Warrant [Member]
Temporary Equity And Stockholders Equity [Line Items]
Share of Convertible preferred stock issued		37,177
Share of Convertible preferred stock issued up on conversion of warrants		49,655
Series B Convertible Preferred Stock [Member]
Temporary Equity And Stockholders Equity [Line Items]
Convertible preferred stock issued, price per share		$ 7.5335		7.5335
Convertible preferred stock issued, conversion price per share				7.5335
Preferred stock, liquidation preference per share		7.5335		7.5335
Dividends payable, amount per share		$ 0.60268		$ 0.60268